Debt Obligations and Commitments (Schedule of Long and Short-Term Debt Contractual Commitments) (Details) - USD ($) $ in Millions	Dec. 28, 2024	Dec. 30, 2023
Debt Instrument [Line Items]
Debt, Current	$ 7,082	$ 6,510
Long-term Debt	41,228	41,519
Long-Term Debt, Excluding Current Maturities	37,224	37,595
Debt Instrument, Unamortized Discount	$ 267	$ 225
Other Borrowings Short-term [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	8.60%	7.80%
Other borrowings	$ 260	$ 300
Commercial Paper	$ 2,818	$ 2,286
Commercial Paper
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.50%	5.50%
Current Maturities Of Long Term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	$ 4,004	$ 3,924
Notes Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		3.00%
Notes due	$ 0	$ 3,919
Notes Due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.20%	3.20%
Notes due	$ 3,999	$ 3,994
Notes Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.70%	3.70%
Notes due	$ 3,941	$ 3,961
Notes Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.10%	2.40%
Notes due	$ 3,370	$ 2,544
Notes Due 2027 [Member] | Four Point Six Five Percent Notes due 2027
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 550
Debt Instrument, Interest Rate, Stated Percentage	4.65%
Notes Due 2027 [Member] | Floating Rate Percent Notes due 2027
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 300
Notes Due 2028
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.10%	2.10%
Notes due	$ 3,240	$ 3,323
Less: Current Maturities Of Long Term Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	$ 4,004	$ 3,924
Notes Due 2029
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.60%	4.00%
Notes due	$ 3,239	$ 1,925
Notes Due 2029 | Four Point Five Five Percent Notes due 2029
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 450
Debt Instrument, Interest Rate, Stated Percentage	4.55%
Notes Due 2029 | Four Point Five Percent Notes due 2029
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 850
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Notes Due 2034 | Four Point Seven Percent Notes due 2034
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 450
Debt Instrument, Interest Rate, Stated Percentage	4.70%
Notes Due 2034 | Four Point Eight Percent Notes due 2034
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 650
Debt Instrument, Interest Rate, Stated Percentage	4.80%
Notes Due 2054 | Five Point Two Five Percent Notes due 2054
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 750
Debt Instrument, Interest Rate, Stated Percentage	5.25%
Notes due 2030-2060
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.20%	2.90%
Notes due	$ 23,400	$ 21,800
Other Debt Instruments due 2024-2033
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.70%	3.60%
Other notes due	$ 39	$ 53